Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital [Abstract]
Schedule of issued and fully paid share capital
	2020	2019	2018	2020	2019	2018
	Number ‘000	Number ‘000	Number ‘000	£’000	£’000	£’000
Ordinary shares of £0.0000000167 each	62,604	61,250	61,250	—	—	—
Series A shares of £0.0000000167 each	30,250	30,250	30,250	—	—	—
Series B shares of £0.0000000167 each	29,412	29,412	—	—	—	—
Series C shares of £0.0000000167 each	31,679	—	—	—	—	—
Series D shares of £0.0000000167 each	22,501	—	—	—	—	—
	176,446	120,912	91,500	—	—	—

schedule of classes of share capital
	Share capital	Share premium	Merger reserve
	£’000	£’000	£’000
As at October 15, 2018	—	—	—
Ordinary share issuance	—	1,250	—
Series A share issuance	—	30,250	—
As at December 31, 2018	—	31,500	—

Series B share issuance	—	50,000	—
As at December 31, 2019	—	81,500	—

Series C share issuance	—	99,750	—
Group restructuring	—	(181,250)	181,250
Series C extension	—	25,250	—
Acquisition of subsidiary	—	8,999	—
Series D share issuance	—	231,634	—
Other share issuances		237
As at December 31, 2020	—	266,120	181,250